Document and Entity Information	Nov. 02, 2026
Cover [Abstract]
Entity Registrant Name	Allison Transmission Holdings Inc
Amendment Flag	false
Entity Central Index Key	0001411207
Document Type	8-K
Document Period End Date	Nov. 02, 2026
Entity Incorporation State Country Code	DE
Entity File Number	001-35456
Entity Tax Identification Number	26-0414014
Entity Address, Address Line One	One Allison Way
Entity Address, City or Town	Indianapolis
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	46222
City Area Code	(317)
Local Phone Number	242-5000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	ALSN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false